Restructuring - Organizational Changes (Detail)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Corporate Bank [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	37.58	59.38
Investment Bank [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	7	37.2
Private Bank [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	28.06	124.55
Asset Management [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	14.6	21.6
Capital Release Unit [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	17.89	46.89
Infrastructure [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	44.08	111.81
Total full-time equivalent staff [Member]
Organizational Changes [Line Items]
Total full-time equivalent staff	149.21	401.43